Income Taxes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Federal income tax rate	21.00%	21.00%
Taxable income				80.00%
Cumulative change percentage		50.00%
Tax-effected carryforwards	$ 15,600,000	$ 13,000,000	$ 9,000,000
Carryforwards assumed tax rate	26.00%	26.00%	26.00%
Net deferred tax assets	$ 11,700,000	$ 11,000,000	$ 10,000,000
Capitalized research and development expenditures	2,500,000	2,000,000	$ 1,000,000
Intangible asset	1,100,000	1,000,000
Valuation allowance increased	4,000,000	6,000,000
Federal R&D credit carryforwards	$ 623,000	250,000
Maximum [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		$ 49,000,000